Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	451 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Bloomberg Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.44%	0.49%	1.24%
Sit U.S. Government Securities Fund - Class S
Prospectus [Line Items]
Average Annual Return, Percent			2.40%	0.72%	1.21%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.85%	(0.22%)	0.34%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.41%	0.15%	0.55%
Performance Inception Date						Jun. 02, 1987
Sit U.S. Government Securities Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent			2.77%	0.97%
Performance Inception Date				Jan. 01, 2020

[1]
A broad-based securities market index that represents the overall domestic debt markets. Effective June 30, 2024, and pursuant to regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Intermediate Government Bond Index as the Fund’s primary performance benchmark to represent a broad-based securities market index. The Fund continues to use the Bloomberg Intermediate Government Bond Index as an additional performance benchmark.

[2]	A more narrowly-based index that reflects the market sectors in which the Fund invests.